Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At September 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 96.4%
Aerospace & Defense - 2.0%
Aerojet Rocketdyne Holdings, Inc. (A)	15,700	$ 627,843
Curtiss-Wright Corp.	16,600	2,310,056
Elbit Systems Ltd.	6,150	1,169,545
Huntington Ingalls Industries, Inc.	25,100	5,559,650

		9,667,094

Air Freight & Logistics - 0.5%
FedEx Corp.	14,900	2,212,203

Auto Components - 0.6%
Dana, Inc.	39,350	449,771
Gentex Corp.	21,500	512,560
Stoneridge, Inc. (A)	15,300	259,335
Visteon Corp. (A)	13,400	1,421,204

		2,642,870

Banks - 8.1%
Atlantic Union Bankshares Corp.	20,000	607,600
Bank of Princeton	8,700	246,645
Berkshire Hills Bancorp, Inc.	60,200	1,643,460
Central Valley Community Bancorp	12,700	224,917
Citizens Financial Group, Inc.	26,700	917,412
Dime Community Bancshares, Inc.	54,150	1,585,512
First Citizens BancShares, Inc., Class A	15,709	12,526,828
First Community Bankshares, Inc.	46,850	1,500,605
First Merchants Corp.	49,100	1,899,188
First Republic Bank	21,600	2,819,880
Hope Bancorp, Inc.	49,000	619,360
Lakeland Bancorp, Inc.	119,100	1,906,791
OceanFirst Financial Corp.	62,850	1,171,524
Sandy Spring Bancorp, Inc.	60,350	2,127,941
Umpqua Holdings Corp.	116,500	1,990,985
United Bankshares, Inc.	14,150	505,863
United Community Banks, Inc.	64,700	2,141,570
Washington Trust Bancorp, Inc.	13,450	625,156
Webster Financial Corp.	64,350	2,908,620
Western Alliance Bancorp	14,950	982,813

		38,952,670

Beverages - 1.1%
Molson Coors Beverage Co., Class B	110,100	5,283,699

Biotechnology - 0.6%
Exelixis, Inc. (A)	80,250	1,258,320
United Therapeutics Corp. (A)	8,300	1,737,854

		2,996,174

Building Products - 2.0%
American Woodmark Corp. (A)	23,600	1,035,096
Builders FirstSource, Inc. (A)	40,000	2,356,800
Gibraltar Industries, Inc. (A)	9,700	397,021
Masonite International Corp. (A)	17,200	1,226,188
Owens Corning	21,800	1,713,698
PGT Innovations, Inc. (A)	72,100	1,511,216
Quanex Building Products Corp.	77,700	1,411,032

		9,651,051

	Shares	Value
COMMON STOCKS (continued)
Capital Markets - 0.7%
Piper Sandler Cos.	18,100	$ 1,895,794
Stifel Financial Corp.	30,500	1,583,255

		3,479,049

Chemicals - 1.9%
Chase Corp.	15,000	1,253,550
Huntsman Corp.	41,000	1,006,140
Mosaic Co.	54,000	2,609,820
Olin Corp.	89,700	3,846,336
Trinseo PLC	21,000	384,720

		9,100,566

Commercial Services & Supplies - 0.3%
HNI Corp.	27,200	721,072
Tetra Tech, Inc.	4,600	591,238

		1,312,310

Communications Equipment - 0.7%
Harmonic, Inc. (A)	65,250	852,818
KVH Industries, Inc. (A)	117,500	1,083,350
Silicom Ltd. (A)	41,450	1,464,843

		3,401,011

Construction & Engineering - 1.1%
Comfort Systems USA, Inc.	23,150	2,253,189
EMCOR Group, Inc.	24,350	2,811,938
Granite Construction, Inc.	16,500	418,935

		5,484,062

Consumer Finance - 0.8%
Ally Financial, Inc.	130,900	3,642,947

Containers & Packaging - 1.9%
Berry Global Group, Inc. (A)	27,900	1,298,187
Graphic Packaging Holding Co.	224,700	4,435,578
Sealed Air Corp.	81,600	3,632,016

		9,365,781

Distributors - 1.2%
LKQ Corp.	124,100	5,851,315

Diversified Consumer Services - 0.5%
American Public Education, Inc. (A)	73,900	675,446
Stride, Inc. (A)	35,450	1,489,964

		2,165,410

Diversified Telecommunication Services - 0.9%
Liberty Global PLC, Class A (A)	280,800	4,377,672

Electric Utilities - 2.3%
Evergy, Inc.	86,700	5,149,980
OGE Energy Corp.	138,200	5,038,772
Portland General Electric Co.	17,950	780,107

		10,968,859

Electrical Equipment - 0.9%
Acuity Brands, Inc.	4,100	645,627
LSI Industries, Inc.	157,000	1,207,330
Regal Rexnord Corp.	18,650	2,617,714

		4,470,671

Electronic Equipment, Instruments & Components - 2.2%
Coherent Corp. (A)	4,277	149,053
Flex Ltd. (A)	172,100	2,867,186

Transamerica Series Trust	Page 1

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
Methode Electronics, Inc.	39,750	$ 1,476,713
OSI Systems, Inc. (A)	12,750	918,765
Vishay Intertechnology, Inc.	84,500	1,503,255
Vontier Corp.	217,800	3,639,438

		10,554,410

Energy Equipment & Services - 0.4%
Helix Energy Solutions Group, Inc. (A)	184,200	711,012
Helmerich & Payne, Inc.	34,100	1,260,677

		1,971,689

Entertainment - 1.0%
Madison Square Garden Entertainment Corp. (A)	25,700	1,133,113
Madison Square Garden Sports Corp. (A)	4,600	628,636
Warner Bros Discovery, Inc. (A)	284,300	3,269,450

		5,031,199

Equity Real Estate Investment Trusts - 3.9%
Apple Hospitality, Inc.	120,100	1,688,606
Brandywine Realty Trust	135,800	916,650
Community Healthcare Trust, Inc.	28,900	946,475
DiamondRock Hospitality Co.	78,350	588,408
Gaming & Leisure Properties, Inc.	85,053	3,762,745
JBG SMITH Properties	257,800	4,789,924
LXP Industrial Trust	159,700	1,462,852
Physicians Realty Trust	114,850	1,727,344
Piedmont Office Realty Trust, Inc., Class A	75,650	798,864
Sabra Health Care, Inc.	102,350	1,342,832
Summit Hotel Properties, Inc.	72,200	485,184

		18,509,884

Food & Staples Retailing - 0.1%
Village Super Market, Inc., Class A	35,900	693,947

Food Products - 2.4%
Kraft Heinz Co.	97,687	3,257,861
Nomad Foods Ltd. (A)	61,200	869,040
Post Holdings, Inc. (A)	85,068	6,967,920
Whole Earth Brands, Inc. (A)	73,000	280,320

		11,375,141

Gas Utilities - 0.9%
UGI Corp.	129,200	4,177,036

Health Care Equipment & Supplies - 1.6%
AngioDynamics, Inc. (A)	71,500	1,462,890
Koninklijke Philips NV	256,500	3,947,535
Meridian Bioscience, Inc. (A)	51,350	1,619,065
OraSure Technologies, Inc. (A)	117,350	444,757

		7,474,247

Health Care Providers & Services - 5.1%
AmerisourceBergen Corp.	42,139	5,702,671
AMN Healthcare Services, Inc. (A)	13,850	1,467,546
Centene Corp. (A)	58,200	4,528,542
Cross Country Healthcare, Inc. (A)	144,600	4,102,302
Encompass Health Corp.	32,600	1,474,498
Enhabit, Inc. (A)	93,600	1,314,144
Laboratory Corp. of America Holdings	26,377	5,402,273
National HealthCare Corp.	7,600	481,384

		24,473,360

Hotels, Restaurants & Leisure - 0.2%
Churchill Downs, Inc.	5,750	1,058,863

	Shares	Value
COMMON STOCKS (continued)
Household Durables - 0.9%
Helen of Troy Ltd. (A)	6,400	$ 617,216
KB Home	41,600	1,078,272
La-Z-Boy, Inc.	39,300	887,001
MDC Holdings, Inc.	23,500	644,370
PulteGroup, Inc.	18,000	675,000
Sonos, Inc. (A)	45,600	633,840

		4,535,699

Household Products - 0.2%
Spectrum Brands Holdings, Inc.	24,100	940,623

Independent Power & Renewable Electricity Producers - 1.0%
Vistra Corp.	239,831	5,036,451

Insurance - 9.5%
Alleghany Corp. (A)	11,301	9,485,720
Allstate Corp.	46,500	5,790,645
Arch Capital Group Ltd. (A)	113,200	5,155,128
Everest Re Group Ltd.	7,850	2,060,154
Fidelity National Financial, Inc.	146,507	5,303,553
Loews Corp.	47,108	2,347,863
Markel Corp. (A)	4,300	4,662,146
Old Republic International Corp.	237,450	4,969,829
Selective Insurance Group, Inc.	31,000	2,523,400
United Fire Group, Inc.	22,600	649,298
Willis Towers Watson PLC	14,300	2,873,442

		45,821,178

Interactive Media & Services - 0.9%
IAC, Inc. (A)	78,200	4,330,716

IT Services - 2.2%
FleetCor Technologies, Inc. (A)	28,100	4,950,377
Global Payments, Inc.	45,800	4,948,690
Perficient, Inc. (A)	9,150	594,933

		10,494,000

Leisure Products - 0.8%
BRP, Inc. (B)	16,300	1,003,428
MasterCraft Boat Holdings, Inc. (A)	73,000	1,376,050
Polaris, Inc.	14,450	1,382,143

		3,761,621

Machinery - 2.0%
Altra Industrial Motion Corp.	29,650	996,833
CNH Industrial NV	210,600	2,352,402
Columbus McKinnon Corp.	46,600	1,219,056
Douglas Dynamics, Inc.	26,100	731,322
Gencor Industries, Inc. (A)	47,650	429,327
Miller Industries, Inc.	22,350	475,831
Mueller Industries, Inc.	41,850	2,487,564
Oshkosh Corp.	11,650	818,878

		9,511,213

Media - 5.6%
Altice USA, Inc., Class A (A)	320,000	1,865,600
DISH Network Corp., Class A (A)	309,000	4,273,470
Fox Corp., Class A	136,100	4,175,548
Liberty Broadband Corp., Class C (A)	97,190	7,172,622
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	160,444	6,050,343
News Corp., Class A	191,400	2,892,054
Perion Network Ltd. (A)	27,150	523,724

		26,953,361

Transamerica Series Trust	Page 2

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining - 2.2%
Cleveland-Cliffs, Inc. (A)	169,100	$ 2,277,777
Commercial Metals Co.	48,800	1,731,424
Kaiser Aluminum Corp.	16,800	1,030,680
Schnitzer Steel Industries, Inc., Class A	33,600	956,256
TimkenSteel Corp. (A)	78,400	1,175,216
U.S. Steel Corp.	186,700	3,383,004

		10,554,357

Mortgage Real Estate Investment Trusts - 0.8%
Annaly Capital Management, Inc.	223,347	3,832,639

Multi-Utilities - 2.4%
CenterPoint Energy, Inc.	132,000	3,719,760
NiSource, Inc.	199,700	5,030,443
NorthWestern Corp.	59,000	2,907,520

		11,657,723

Multiline Retail - 1.0%
Dollar Tree, Inc. (A)	36,900	5,022,090

Oil, Gas & Consumable Fuels - 7.0%
Chesapeake Energy Corp. (B)	38,600	3,636,506
Delek US Holdings, Inc.	51,500	1,397,710
Devon Energy Corp.	38,800	2,333,044
Diamondback Energy, Inc.	20,700	2,493,522
EQT Corp.	50,800	2,070,100
HF Sinclair Corp.	68,100	3,666,504
Kinder Morgan, Inc.	293,400	4,882,176
Magnolia Oil & Gas Corp., Class A	194,300	3,849,083
Ovintiv, Inc.	40,800	1,876,800
REX American Resources Corp. (A)	63,000	1,758,960
Williams Cos., Inc.	200,200	5,731,726

		33,696,131

Paper & Forest Products - 0.7%
Glatfelter Corp.	61,100	190,021
Louisiana-Pacific Corp.	58,800	3,009,972

		3,199,993

Personal Products - 0.1%
Medifast, Inc.	4,450	482,202

Pharmaceuticals - 2.3%
Innoviva, Inc. (A)	120,150	1,394,941
Jazz Pharmaceuticals PLC (A)	13,500	1,799,415
Organon & Co.	111,400	2,606,760
Perrigo Co. PLC	144,050	5,136,823

		10,937,939

Professional Services - 2.6%
ASGN, Inc. (A)	17,650	1,595,030
FTI Consulting, Inc. (A)	5,950	985,975
Heidrick & Struggles International, Inc.	44,150	1,147,458
ICF International, Inc.	27,200	2,965,344
KBR, Inc.	64,100	2,770,402
Leidos Holdings, Inc.	15,800	1,382,026
Science Applications International Corp.	17,600	1,556,368

		12,402,603

Real Estate Management & Development - 0.1%
Newmark Group, Inc., Class A	61,250	493,675

Road & Rail - 0.2%
AMERCO	2,250	1,145,745

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 2.5%
AXT, Inc. (A)	29,750	$ 199,325
Cohu, Inc. (A)	59,650	1,537,777
Magnachip Semiconductor Corp. (A)	122,650	1,255,936
MaxLinear, Inc. (A)	11,600	378,392
MKS Instruments, Inc.	13,500	1,115,640
Onto Innovation, Inc. (A)	21,850	1,399,492
Qorvo, Inc. (A)	10,600	841,746
Silicon Motion Technology Corp., ADR	36,100	2,353,359
Teradyne, Inc.	14,200	1,067,130
Tower Semiconductor Ltd. (A)	33,000	1,450,020
Universal Display Corp.	6,400	603,840

		12,202,657

Software - 0.6%
Progress Software Corp.	34,900	1,484,995
SS&C Technologies Holdings, Inc.	29,900	1,427,725

		2,912,720

Specialty Retail - 2.1%
Abercrombie & Fitch Co., Class A (A)	33,700	524,035
Academy Sports & Outdoors, Inc.	16,600	700,188
American Eagle Outfitters, Inc. (B)	105,800	1,029,434
Ross Stores, Inc.	62,300	5,250,021
Urban Outfitters, Inc. (A)	53,450	1,050,293
Williams-Sonoma, Inc.	13,750	1,620,437

		10,174,408

Technology Hardware, Storage & Peripherals - 0.9%
Western Digital Corp. (A)	138,100	4,495,155

Textiles, Apparel & Luxury Goods - 0.7%
Deckers Outdoor Corp. (A)	3,850	1,203,549
Steven Madden Ltd.	41,500	1,106,805
Tapestry, Inc.	32,000	909,760

		3,220,114

Thrifts & Mortgage Finance - 1.2%
Provident Financial Services, Inc.	55,300	1,078,350
TrustCo Bank Corp.	61,000	1,916,620
Washington Federal, Inc.	91,300	2,737,174

		5,732,144

Total Common Stocks (Cost $463,140,930)		463,892,347

OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.03% (C)	914,634	914,634

Total Other Investment Company (Cost $914,634)		914,634

Transamerica Series Trust	Page 3

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 3.6%

Fixed Income Clearing Corp., 1.10% (C), dated 09/30/2022, to be repurchased at $17,207,442 on 10/03/2022. Collateralized by a U.S. Government Obligation, 0.63%, due 04/15/2023, and with a value of $17,550,114.

$ 17,205,865	$ 17,205,865

Total Repurchase Agreement (Cost $17,205,865)	17,205,865

Total Investments (Cost $481,261,429)	482,012,846
Net Other Assets (Liabilities) - (0.2)%	(1,179,716)

Net Assets - 100.0%	$ 480,833,130

Transamerica Series Trust	Page 4

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$463,892,347	$—	$—	$463,892,347
Other Investment Company	914,634	—	—	914,634
Repurchase Agreement	—	17,205,865	—	17,205,865

Total Investments	$464,806,981	$17,205,865	$—	$482,012,846

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $4,519,138, collateralized by cash collateral of $914,634 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $3,704,068. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at September 30, 2022.
(D)	There were no transfers in or out of Level 3 during the period ended September 30, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

Transamerica Series Trust	Page 5

Transamerica Small/Mid Cap Value VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Small/Mid Cap Value VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Pursuant to the requirements set forth in SEC Rule 2a-5, effective September 8, 2022, the Board has designated the Portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), to perform fair value determination on behalf of the Portfolio, subject to the oversight of the Board. TAM is subject to Board oversight and certain reporting and other requirements intended to provide the Board the information needed to oversee TAM’s fair value determinations. All investments in securities are recorded at their estimated fair value. TAM values the Portfolio’s investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 6